Annual Total Returns- JPMorgan Access Balanced Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Access Balanced Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.02%)	9.75%	11.10%	1.47%	(2.35%)	4.75%	13.35%	(6.17%)	18.29%	10.30%